Long-term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Current:	$ 572,072	$ 406,739
Non-current:	3,180,041	2,867,496
Current Portion Short Term Borrowings [Member]
Disclosure of financial liabilities [line items]
Current:	542,614	377,149
Bonds Current [Member]
Disclosure of financial liabilities [line items]
Current:	29,458	29,590
Long Term Debt [Member]
Disclosure of financial liabilities [line items]
Non-current:	2,600,450	2,259,459
Bonds Non Current [Member]
Disclosure of financial liabilities [line items]
Non-current:	$ 579,591	$ 608,037